Schedule of Liability for the Sale of Future Revenue (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Liability Related To Sale Of Future Revenue
Beginning balance, deferred revenue	$ 4,083
Sale of future royalties		$ 1,439
Reversal of future royalties upon option exercise	(1,480)
Foreign currency exchange impact	62	(314)
Ending balance, deferred revenue	2,665	4,083
Beginning balance, deferred revenue	4,083	2,958
Ending balance, deferred revenue	$ 2,665	$ 4,083